CHANGES IN NON-CASH WORKING CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
Changes In Non-cash Working Capital
Schedule Of Changes in noncash working capital
	2017	2016	2015
GST receivable	$2,489	$(2,116)	$610
Accounts payable and accrued liabilities	435,409	112,924	27,659
Due to related parties	(288,361)	92,313	(22,432)
	$149,537	$203,121	$5,837
Supplemental information
Non-cash items
Interest expense included in convertible debt	$33,976	$45,571	$79,513
Interest expense included in due to related parties	$3,301	$978	$928